Subsequent Event - Additional Information (Detail) - Revolving Credit Facility - JPY (¥) ¥ in Millions	Mar. 16, 2022	Jan. 05, 2022
Subsequent Event [Line Items]
Proceeds from debt		¥ 70,000
Subsequent Event
Subsequent Event [Line Items]
Proceeds from debt	¥ 30,000